Schedule of Investments (unaudited) April 30, 2019	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 89.1%

California — 89.1%

Corporate — 1.3%
California Pollution Control Financing Authority, RB, San Jose Water Company Project, AMT, 4.75%, 11/01/46	$4,000	$4,418,960
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 02/15/34	2,435	2,443,815

		6,862,775

County/City/Special District/School District — 32.4%
Chaffey Joint Union High School District, GO, CAB, Election of 2012, Series C(a):
0.00%, 08/01/32	250	162,820
0.00%, 08/01/33	500	308,390
0.00%, 08/01/34	505	298,304
0.00%, 08/01/35	545	307,587
0.00%, 08/01/36	500	269,085
0.00%, 08/01/37	650	334,041
0.00%, 08/01/38	630	309,280
0.00%, 08/01/39	750	350,400
0.00%, 08/01/40	1,850	823,620
0.00%, 08/01/41	305	129,448
0.00%, 02/01/42	350	145,205
City & County of San Francisco California, COP, Port Facilities Project, Series C, AMT, 5.25%, 03/01/32	1,050	1,167,600
City of Sacramento California Transient Occupancy Tax Revenue, RB, Convention Center Complex, Series A, 5.00%, 06/01/48	3,750	4,400,137
County of Orange California Water District, COP, Refunding, 5.25%, 08/15/19(b)	9,045	9,142,776
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(b)	2,755	2,981,103
El Monte City School District, GO, Los Angeles Country, California Series B, 5.50%, 08/01/46	4,265	5,185,174
Fowler Unified School District, GO, Election of 2016, Series A (BAM), 5.25%, 08/01/46	3,700	4,427,790
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 08/01/37	2,725	3,086,962

Security	Par (000)	Value

County/City/Special District/School District (continued)
Gavilan Joint Community College District, GO, Election of 2004, Series D(b):
5.50%, 08/01/21	$2,165	$2,363,682
5.75%, 08/01/21	8,400	9,217,152
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 07/15/21(b)	2,500	2,755,875
Grossmont California Union High School District, GO, Election of 2008, Series C, 5.50%, 08/01/21(b)	1,880	2,052,528
Hayward Unified School District, GO, Series A (BAM), 4.00%, 08/01/48	2,000	2,124,760
Kern Community College District, GO, Safety Repair & Improvements, Series C, 5.25%, 11/01/32	5,715	6,566,649
Menifee Union School District, GO, Series B (BAM), 4.00%, 08/01/43	5,370	5,719,480
Mount San Antonio Community College District, GO, Refunding, Election of 2008, Series A, 5.00%, 08/01/34	4,500	5,084,325
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 08/01/21(b)	8,140	8,842,075
Orchard School District, GO, Election of 2001, Series A (AGC), 5.00%, 08/01/19(b)	7,490	7,555,388
Perris Union High School District, GO, Election of 2012, Series B (BAM), 5.25%, 09/01/39	2,715	3,184,994
Riverside County Public Financing Authority, Tax Allocation Bonds, Series A (BAM), 4.00%, 10/01/40	2,455	2,592,136
RNR School Financing Authority, Special Tax Bonds, Community Facilities District No. 92-1, Series A (BAM):
5.00%, 09/01/37	1,500	1,733,790
5.00%, 09/01/41	3,000	3,429,240
San Diego California Unified School District, GO, Series B, 3.25%, 07/01/48(c)	9,000	8,910,630
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A:
5.75%, 05/01/36	2,570	2,577,890
5.75%, 05/01/42	4,500	4,842,765

1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A:
5.00%, 06/01/32	$3,375	$3,768,761
5.00%, 06/01/39	5,800	6,466,942
San Juan Unified School District, GO, Election of 2002 (AGM), 5.00%, 08/01/20(b)	6,475	6,763,720
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 08/01/41	3,000	3,251,040
Santa Clara Unified School District, GO, Election of 2018, 3.25%, 07/01/44	3,000	3,008,100
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 09/01/19(b)	5,600	5,679,128
State of California, GO, Various Purpose, 4.00%, 04/01/49	5,550	6,006,321
Walnut Valley Unified School District, GO, Election of 2007, Series B, 5.75%, 08/01/21(b)	7,680	8,427,110
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/38	1,625	1,906,092
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 08/01/21(b)	6,140	6,669,575
Election of 2010, Series B, 5.50%, 08/01/39	3,000	3,434,730
Election of 2012, Series A, 5.50%, 08/01/39	2,500	2,862,275

		171,626,875

Education — 5.9%
California Educational Facilities Authority, RB, Series A, 5.00%, 10/01/53	10,000	11,595,400
California Municipal Finance Authority, RB, Emerson College, 6.00%, 01/01/22(b)	2,750	3,076,508
California School Finance Authority, RB, Alliance for College-Ready Public Schools Projects, Series A, 5.00%, 07/01/36(d)	755	830,326
California School Finance Authority, Refunding RB, Aspire Public Schools — Obligated Group, 5.00%, 08/01/46(d)	1,250	1,356,100

Security	Par (000)	Value

Education (continued)
California Statewide Communities Development Authority, RB, University of California, Irvine East Campus, Series A, 5.00%, 05/15/37	$4,000	$4,581,080
California Statewide Communities Development Authority, Refunding RB, CHF-Irvine LLC:
5.00%, 05/15/33	2,625	2,993,550
5.00%, 05/15/40	2,250	2,521,665
University of California, RB, 5.25%, 05/15/36	3,680	4,233,766

		31,188,395

Health — 11.5%
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	10,000	10,803,700
Providence Health Services, Series B, 5.50%, 10/01/39	4,205	4,271,061
Sutter Health, Series B, 6.00%, 08/15/20(b)	7,715	8,157,455
California Health Facilities Financing Authority, Refunding RB, Series A:
Adventist Health System West, 4.00%, 03/01/43	1,400	1,432,634
Adventist Health System/West, 4.00%, 03/01/39	985	1,029,936
Catholic Healthcare West, 6.00%, 07/01/19(b)	5,500	5,539,380
Dignity Health, 6.00%, 07/01/19(b)	2,370	2,386,969
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	4,000	4,498,280
California Statewide Communities Development Authority, RB:
Green Bond, Marin General Hospital, 4.00%, 08/01/45	2,500	2,562,125
Huntington Memorial Hospital Project, 4.00%, 07/01/48	1,780	1,845,913
Methodist Hospital of Southern California, 4.25%, 01/01/43	3,450	3,606,596
Sutter Health, Series A, 6.00%, 08/15/20(b)	4,130	4,366,856
California Statewide Communities Development Authority, Refunding RB:
Front Porch Communities and Services, 4.00%, 04/01/42	2,595	2,688,264

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Front Porch Communities and Services, 4.00%, 04/01/47	$1,320	$1,359,204
John Muir Health, Series A, 4.00%, 12/01/57	3,250	3,300,343
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	2,860	3,066,606

		60,915,322

Housing — 1.7%
Freddie Mac Multifamily Maryland Certificates, RB, M/F Housing, Pass-Through, Class A, 3.35%, 11/25/33	8,606	8,920,118

State — 2.8%
State of California, GO, Various Purposes:
6.00%, 03/01/33	5,500	5,703,885
6.00%, 11/01/39	3,510	3,587,781
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.50%, 11/01/33	2,575	2,932,333
Sub-Series I-1, 6.13%, 11/01/19(b)	2,615	2,676,139

		14,900,138

Tobacco — 1.4%
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/33	2,175	2,479,500
5.00%, 06/01/35	3,215	3,629,992
3.50%, 06/01/36	1,500	1,492,425

		7,601,917

Transportation — 20.9%
Alameda Corridor Transportation Authority, Refunding RB, 2nd Subordinate Lien, Series B, 5.00%, 10/01/35	1,500	1,696,050
California Municipal Finance Authority, ARB, AMT:
Senior Lien, Linxs APM Project, 5.00%, 12/31/43	6,500	7,420,855
Senior Lien-Linxs APM Project, 4.00%, 12/31/47	7,500	7,793,700
City & County of San Francisco Airport Commission, Refunding RB, AMT, San Francisco International Airport, Series D, 5.00%, 05/01/43	7,715	9,011,891

Security	Par (000)	Value

Transportation (continued)
City & County of San Francisco California Airports Commission, ARB, Second Series E, 6.00%, 05/01/39	$8,905	$8,905,000
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.25%, 05/01/33	1,900	2,118,899
5.00%, 05/01/44	2,660	2,945,338
5.00%, 05/01/44	6,000	7,094,880
5.00%, 05/01/40	3,785	4,206,006
5.00%, 05/01/49	3,500	4,115,860
City of Los Angeles California Department of Airports, ARB:
Los Angeles International Airport, Sub-Series B, 5.00%, 05/15/40	2,500	2,585,650
Series D, AMT, 5.00%, 05/15/35	2,000	2,277,320
Series D, AMT, 5.00%, 05/15/36	1,500	1,703,490
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.25%, 05/15/29	3,760	3,765,151
City of Los Angeles Department of Airports, ARB, AMT, Subordinate, Series C, 5.00%, 05/15/38	3,215	3,766,758
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/41	3,075	3,523,243
Series A, 5.00%, 03/01/47	6,770	7,706,223
Series A-1, 6.25%, 03/01/34	1,400	1,502,718
County of Sacramento California Airport System Revenue, Refunding ARB:
Airport System Subordinate Revenue, Sub-Series B, 5.00%, 07/01/41	1,750	2,017,733
Senior Series A, 5.00%, 07/01/41	2,500	2,891,300
County of San Bernardino California Transportation Authority, RB, Series A, 5.25%, 03/01/40	4,500	5,176,395
County of San Diego California Regional Airport Authority, Refunding ARB, Series B, 5.00%, 07/01/40	6,350	6,576,568
County of San Diego Regional Airport Authority, ARB, Subordinate, Series B, AMT, 5.00%, 07/01/47	6,000	6,868,020
Port of Los Angeles California Harbor Department, RB, Series B, 5.25%, 08/01/19(b)	4,530	4,572,854

3

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Port of Los Angeles California Harbor Department, Refunding RB, Series A, AMT, 5.00%, 08/01/44	$200	$223,938

		110,465,840

Utilities — 11.2%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 04/01/21(b)	5,000	5,379,900
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A, 5.25%, 07/01/39	8,000	8,467,120
City of Los Angeles California Wastewater System Revenue, Refunding RB, Sub-Series A:
5.00%, 06/01/20(b)	1,325	1,375,522
5.00%, 06/01/28	675	700,279
City of San Francisco California Public Utilities Commission Water Revenue, RB, Sub-Series A, 5.00%, 11/01/37	10,000	10,847,600
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series A:
5.25%, 11/01/19(b)	6,280	6,399,697
5.00%, 11/01/36	2,335	2,689,219
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 02/01/21(b)	4,000	4,317,120
East Bay California Municipal Utility District Water System Revenue, Refunding RB, Sub-Series A, 5.00%, 06/01/20(b)	5,000	5,193,400
El Dorado Irrigation District/El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 03/01/39	5,000	5,719,950
San Diego Public Facilities Financing Authority, Refunding RB, Subordinated, Series A, 5.25%, 08/01/47	5,000	6,082,500
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 05/15/19(b)	2,000	2,002,760

		59,175,067

Total Municipal Bonds — 89.1% (Cost — $447,534,255)		471,656,447

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(e) — 81.9%

California — 81.9%

County/City/Special District/School District — 26.2%
California Municipal Finance Authority, RB, Orange County Civic Center Infrastructure, 5.00%, 06/01/48	$9,500	$11,140,080
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	10,000	11,679,470
County of San Luis California Obispo Community College District, GO, Refunding Election of 2014, Series A, 4.00%, 08/01/40	6,585	6,961,023
County of San Mateo California Community College District, GO, Election of 2014, Series A, 5.00%, 09/01/45	17,615	20,190,103
Fremont Union High School District, GO, Refunding Series A, 4.00%, 08/01/46	5,000	5,385,500
Los Angeles California Unified School District, GO:
Election of 2008, Series B-1, 5.25%, 07/01/42(f)	7,075	8,490,079
Series I, 5.00%, 01/01/34	5,000	5,023,375
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(b)	9,596	9,703,666
Los Angeles County Facilities Inc., RB, Vermont Corridor County Administration Building, Series A, 5.00%, 12/01/51(f)	11,420	13,328,473
Palomar Community College District, GO, Election of 2006, Series C, 5.00%, 08/01/44	15,140	17,395,179
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	10,005	11,583,589
West Valley-Mission Community College District, GO, Election of 2012, Series B, 4.00%, 08/01/40	17,000	18,072,360

		138,952,897

Education — 13.6%
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 08/01/20(b)	11,000	11,474,430
University of California, RB:
Series AM, 5.25%, 05/15/44	9,210	10,540,799
Series O, 5.75%, 05/15/19(b)	11,192	11,209,571

4

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	$13,002	$14,921,783
Series I, 5.00%, 05/15/40	21,105	24,071,480

		72,218,063

Health — 19.1%
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanent, Sub-Series A-2, 4.00%, 11/01/44	13,280	14,186,825
California Health Facilities Financing Authority, RB:
Lucile Salter Packard Children’s Hospital at Stanford, 5.00%, 11/15/56	6,000	6,797,040
Sutter Health, Series A, 4.00%, 11/15/42	7,500	8,032,225
Sutter Health, Series A, 5.00%, 08/15/52	10,000	10,916,600
California Health Facilities Financing Authority, Refunding RB:
Lucile Salter Packard Children’s Hospital, Series B, 5.00%, 08/15/55	4,500	5,039,966
Providence St. Joseph Health, Series A, 4.00%, 10/01/47	6,018	6,384,466
Sutter Health, Series A, 5.00%, 08/15/43	24,940	28,145,663
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	19,860	21,450,885

		100,953,670

State — 0.7%
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/39	3,000	3,532,830

Transportation — 9.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge(f):
4.00%, 04/01/42	11,250	12,016,579
4.00%, 04/01/49	6,555	6,959,727
City of Los Angeles California Department of Airports, ARB, AMT:
Los Angeles International Airport, Series B, 5.00%, 05/15/46	5,000	5,669,575
Series D, 5.00%, 05/15/41	13,312	14,974,682

Security	Par (000)	Value

Transportation (continued)
City of Los Angeles California Department of Airports, RB, AMT:
Los Angeles International Airport, Series B, 5.00%, 05/15/41	$3,641	$4,145,376
Senior Revenue, Series A, 5.00%, 05/15/40	5,500	6,194,925

		49,960,864

Utilities — 12.9%
Anaheim Public Financing Authority, Refunding RB, Anaheim Convention Center Expansion Project, Series A:
5.00%, 05/01/39	6,000	6,771,120
5.00%, 05/01/46	13,500	15,142,477
Beaumont Public Improvement Authority, RB, Series A (AGM), 5.00%, 09/01/49	6,000	6,977,020
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(b)	4,380	4,457,198
City of Los Angeles California Wastewater System Revenue, RB, Green Bonds, Series A, 5.00%, 06/01/44	6,290	7,179,941
City of Sacramento California Water Revenue, RB, 5.25%, 09/01/47	14,825	17,840,527
Los Angeles Department of Water, Refunding RB, Series A, 5.00%, 07/01/46	8,413	9,659,953

		68,028,236

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 81.9% (Cost — $417,939,365)		433,646,560

Total Long-Term Investments — 171.0% (Cost — $865,473,620)		905,303,007

	Shares

Short-Term Securities — 0.4%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 1.89%(g)(h)	2,290,773	2,291,231

5

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Value

Short-Term Securities (continued)

Total Short-Term Securities — 0.4% (Cost — $2,291,231)	$2,291,231

Total Investments — 171.4% (Cost — $867,764,851)	$907,594,238

Value

Other Assets Less Liabilities — 0.2%	$1,859,833

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (40.2)%	(213,746,503)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (31.4)%	(166,248,153)

Net Assets Applicable to Common Shares — 100.0%	$529,459,415

(a)	Zero-coupon bond.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 01, 2025 to June 01, 2026, is $25,985,300.

(g)	Annualized 7-day yield as of period end.
(h)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds California Money Fund, Institutional Class	—	2,290,773	2,290,773	$2,291,231	$12,062	$—	$—
BlackRock Liquidity Funds, MuniCash, Institutional Class	349,727	(349,727)	—	—	8,242	(11)	(25)

				$2,291,231	$20,304	$(11)	$(25)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	140	06/19/19	$17,314	$(44,527)
Long U.S. Treasury Bond	294	06/19/19	43,356	(262,510)
5-Year U.S. Treasury Note	14	06/28/19	1,619	(2,972)

				$(310,009)

6

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

LRB	Lease Revenue Bonds

RB	Revenue Bonds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$905,303,007	$—	$905,303,007
Short-Term Securities	2,291,231	—	—	2,291,231

	$2,291,231	$905,303,007	$—	$907,594,238

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(310,009)	$—	$—	$(310,009)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

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Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield California Quality Fund, Inc. (MCA)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(212,664,205)	$—	$(212,664,205)
VRDP Shares at Liquidation Value	—	(166,500,000)	—	(166,500,000)

	$—	$(379,164,205)	$—	$(379,164,205)

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